Share Capital and Reserves - Summary of Ordinary Shares Repurchased (Parenthetical) (Detail) - USD ($) $ in Billions	2 Months Ended	12 Months Ended
	Mar. 10, 2023	Dec. 31, 2022
Share Buyback Programme
Disclosure Of Share Repurchased During The Period [Line Items]
Weighted average remaining contractual life for the share buyback programme (years)	12 months
Share repurchase programme
Disclosure Of Share Repurchased During The Period [Line Items]
Extension of the share buyback programme		$ 1.2
Share repurchase programme | Share Buyback Programme
Disclosure Of Share Repurchased During The Period [Line Items]
Extension of the share buyback programme	$ 3.0